UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________________ to _____________________

Date of Report (Date of earliest event reported) _________________________

Commission File Number of securitizer: ___________________________

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001541492

PFS FINANCING CORP.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): NOT APPLICABLE

Central Index Key Number of underwriter (if applicable) NOT APPLICABLE

Patricia Garringer-Strickland, Lathrop GPM, 816-460-5807

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II; FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Report of Independent Certified Public Accountants dated January 27, 2026, obtained by IPFS Corporation, with respect to certain agreed-upon procedures performed by CBIZ CPAs P.C.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 3, 2026

IPFS Corporation
(Depositor)

By:	/s/ Rudy Maki
Name:	Rudy Maki
Title:	Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Certified Public Accountants for the six-month period ended December 31, 2025 (IPFS Corporation)